Acquisitions and Divestitures (Merger and Integration Expenses) (Details) - Capital Bank Financial Corporation $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Merger and integration expense	$ 56,748
Professional fees
Business Acquisition [Line Items]
Merger and integration expense	28,151
Employee compensation, incentives and benefits
Business Acquisition [Line Items]
Merger and integration expense	17,077
Contract employment and outsourcing
Business Acquisition [Line Items]
Merger and integration expense	1,270
Miscellaneous expense
Business Acquisition [Line Items]
Merger and integration expense	1,291
All other expense
Business Acquisition [Line Items]
Merger and integration expense	$ 8,959